WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Warrants
SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS

The total fair value of Broker Units was $45,361, estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	CAD$	$
Share price at grant date	$3.04	$2.21
Risk-free interest rate	2.59%	2.59%
Expected life	3 years	3 years
Expected volatility	118.4%	118.4%
Expected dividends	Nil	Nil
Grant date fair value per warrant	$1.85	$1.34

The total fair value of these Warrants was $2,774,214 and the Broker Units was $644,058, estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	CAD$	$
Share price at grant date	$4.88	$3.46
Risk-free interest rate	2.39%	2.39%
Expected life	3 years	3 years
Expected volatility	118.4%	118.4%
Expected dividends	Nil	Nil
Grant date fair value per warrant	$3.29	$2.33

The total fair value of these Compensation Warrants was $660,900, estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	CAD$	$
Share price at grant date	$11.46	$8.38
Risk-free interest rate	2.72%	2.72%
Expected life	3 years	3 years
Expected volatility	120.6%	120.6%
Expected dividends	Nil	Nil
Grant date fair value per warrant	$8.20	$5.99

The total fair value of these Compensation Warrants was $495,635, estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	CAD$	$
Share price at grant date	$13.20	$9.52
Risk-free interest rate	2.61%	2.61%
Expected life	3 years	3 years
Expected volatility	123.9%	123.9%
Expected dividends	Nil	Nil
Grant date fair value per warrant	$9.78	$7.05

The total fair value of the compensation warrants was $920,786, estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	CAD$	$
Share price at grant date	$46.17	$32.20
Risk-free interest rate	2.88%	2.88%
Expected life	3 years	3 years
Expected volatility	121.6%	121.6%
Expected dividends	Nil	Nil
Grant date fair value per warrant	$33.31	$23.23
The total fair value of the broker warrants was $165,518, estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	CAD$	$
Weighted average share price at grant date	$12.35	$8.87
Weighted average risk-free interest rate	3.01%	3.01%
Expected life	3 years	3 years
Expected volatility	100%	100%
Expected dividends	Nil	Nil
Weighted average grant date fair value per warrant	$7.32	$5.25

 The total fair value of the broker warrants was $58,290, estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	CAD$	$
Weighted average share price at grant date	$13.23	$9.49
Weighted average risk-free interest rate	3.05%	3.05%
Expected life	3 years	3 years
Expected volatility	100%	100%
Expected dividends	Nil	Nil
Weighted average grant date fair value per warrant	$8.01	$5.74
 The total fair value of the broker warrants was $134,813, estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	CAD$	$
Weighted average share price at grant date	$19.71	$14.53
Weighted average risk-free interest rate	2.90%	2.90%
Expected life	3 years	3 years
Expected volatility	100%	100%
Expected dividends	Nil	Nil
Weighted average grant date fair value per warrant	$11.54	$8.51

 The total fair value of the broker warrants was $181,394, estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	CAD$	$
Weighted average share price at grant date	$27.54	$19.97
Weighted average risk-free interest rate	4.25%	4.25%
Expected life	2 years	2 years
Expected volatility	100%	100%
Expected dividends	Nil	Nil
Weighted average grant date fair value per warrant	$14.12	$10.32

SCHEDULE OF WARRANTS OUTSTANDING

Warrants outstanding as at December 31, 2025 are summarized below:

	Number of warrants	Weighted Average Exercise Price (CAD$)	Exercise Price (USD$ equivalent) (1)
Balance, March 31, 2024	878,061	$41.10	$29.99
Issued	1,340,158	40.16	29.30
Exercised	(122,993)	24.09	17.58
Expired	(2)	21.60	15.76
Balance, March 31, 2025	2,095,224	$41.50	$30.28
Issued	3,023,944	8.84	6.45
Expired	(368,303)	26.54	19.36
Balance, December 31, 2025	4,750,865	$21.87	$15.96

(1)	Converted at balance sheet rate.

Warrants outstanding as at March 31, 2025 are summarized below:

	Number of warrants	Weighted Average Exercise Price (CAD$)	Exercise Price (USD$ equivalent) (1)
Balance, March 31, 2023	969,941	$26.73	$18.59
Issued	338,319	75.03	52.19
Exercised	(430,199)	35.38	24.61
Balance, March 31, 2024	878,061	$41.10	$28.59
Issued	1,340,158	40.16	27.93
Exercised	(122,993)	24.09	16.76
Expired	(2)	21.60	15.02
Balance, March 31, 2025	2,095,224	$41.50	$28.86

(1)	Converted at balance sheet rate.

SCHEDULE OF OUTSTANDING SHARE PURCHASE WARRANTS EXPIRE

As of December 31, 2025, the Company’s outstanding share purchase warrants expire as follows:

Expiry date	Weighted Average Remaining Contractual Life in Years	Exercise Price (CAD$)	Exercise Price (USD$ equivalent) (1)	Outstanding
April 15, 2026	0.29	10.80	7.88	46,296
April 17, 2026	0.29	27.00	19.70	3,348
April 29, 2026	0.33	27.00	19.70	6,618
May 16, 2026	0.37	27.00	19.70	1,702
July 6, 2026	0.51	55.35	40.38	29,227
July 6, 2026	0.51	68.85	50.23	294,694
August 15, 2026	0.62	27.00	19.70	45,496
August 17, 2026	0.63	40.50	29.55	126,853
August 30, 2026	0.66	40.50	29.55	43,062
September 17, 2026	0.71	40.50	29.55	12,494
December 22, 2026	0.98	32.40	23.64	809
January 8, 2027	1.02	40.50	29.55	28
June 20, 2027	1.47	40.50	29.55	255,185
September 26, 2027	1.74	21.60	15.76	10,562
September 26, 2027	1.74	32.40	23.64	114,354
November 8, 2027	1.85	13.50	9.85	14,444
November 8, 2027	1.85	18.90	13.79	85,699
November 15, 2027	1.87	13.50	9.85	2,229
November 15, 2027	1.87	18.90	13.79	15,290
December 9, 2027	1.94	13.50	9.85	3,707
December 9, 2027	1.94	18.90	13.79	28,519
January 9, 2028	2.02	52.92	38.61	235,906
January 9, 2028	2.02	42.39	30.93	26,420
February 25, 2028	2.15	52.92	38.61	257,312
March 9, 2028	2.19	18.90	13.79	66,667
April 28, 2028	2.33	15.00	10.94	458,333
April 28, 2028	2.33	12.00	8.76	70,334
July 11, 2028	2.53	11.50	8.39	614,153
November 6, 2028	2.85	6.00	4.38	186,667
November 6, 2028	2.85	7.00	5.11	1,236,667
December 18, 2028	2.97	3.04	2.22	23,026
December 18, 2028	2.97	7.00	5.11	434,764
	2.24	$21.87	$15.96	4,750,865

Notes:

(1)	Converted at balance sheet rate.
(2)	Warrants expiring July 6, 2026

Pre-Consolidation Exercise Terms: 1 Warrant + CAD$2.55 ($1.86 at balance sheet rate) = 1 Class A Subordinate Voting share.

Post-Consolidation Exercise Terms: 27 Warrants + CAD$68.85 ($50.23 at balance sheet rate) = 1 New Class A Subordinate Voting share.

For presentation purposes, the Company divided the total outstanding warrants by 27 to reflect 1 warrant + CAD$68.85 ($50.23 at balance sheet rate) = 1 New Class A Subordinate Voting share.

As of March 31, 2025, the Company’s outstanding share purchase warrants expire as follows:

Expiry date	Weighted Average Remaining Contractual Life in Years	Exercise Price (CAD$)	Exercise Price (USD$ equivalent) (1)	Outstanding
April 3, 2025	0.01	32.40	22.54	117
April 20, 2025	0.05	32.40	22.54	194
June 2, 2025	0.17	32.40	22.54	1,149
June 16, 2025	0.21	32.40	22.54	1,017
July 10, 2025	0.28	32.40	22.54	98
August 15, 2025	0.38	32.40	22.54	8,279
August 15, 2025	0.38	21.60	15.02	42,663
August 15, 2025 (2)	0.38	27.00	18.78	360,098
August 25, 2025	0.40	32.40	22.54	184
April 15, 2026	1.04	10.80	7.51	46,296
April 17, 2026	1.05	27.00	18.78	3,348
April 29, 2026	1.08	27.00	18.78	6,618
May 16, 2026	1.13	27.00	18.78	1,702
July 6, 2026	1.27	55.35	38.50	29,227
July 6, 2026 (3)	1.27	68.85	47.89	294,694
August 17, 2026	1.38	40.50	28.17	126,853
August 30, 2026	1.42	40.50	28.17	43,062
September 17, 2026	1.47	40.50	28.17	12,494
December 22, 2026	1.73	32.40	22.54	809
January 8, 2027	1.78	40.50	28.17	28
June 20, 2027	2.22	40.50	28.17	255,185
September 26, 2027	2.49	21.60	15.02	10,562
September 26, 2027	2.49	32.40	22.54	114,354
November 8, 2027	2.61	13.50	9.39	14,444
November 8, 2027	2.61	18.90	13.15	85,699
November 15, 2027	2.63	13.50	9.39	2,229
November 15, 2027	2.63	18.90	13.15	15,290
December 9, 2027	2.69	13.50	9.39	3,707
December 9, 2027	2.69	18.90	13.15	28,519
January 9, 2028	2.78	52.92	36.81	235,906
January 9, 2028	2.78	42.39	29.49	26,420
February 25, 2028	2.91	52.92	36.81	257,312
March 9, 2028	2.94	18.90	13.15	66,667
	1.83	$41.50	28.86	2,095,224

Notes:

(1)	Converted at balance sheet rate.

(2)	Warrants expiring August 15, 2025:

Pre-Consolidation exercise terms: 1 warrant + CAD$1.00 ($0.6956 at balance sheet rate) = 1 Class A Subordinate Voting share.

Post-Consolidation Exercise Terms: 27 Warrants + CAD$27.00 ($18.78 at balance sheet rate) = 1 New Class A Subordinate Voting share.

For presentation purposes, the Company divided the total outstanding warrants by 27 to reflect 1 warrant + CAD$27.00 ($18.78 at balance sheet rate) = 1 New Class A Subordinate Voting share.

(3)	Warrants expiring July 6, 2026

Pre-Consolidation Exercise Terms: 1 Warrant + CAD$2.55 ($1.77 at balance sheet rate) = 1 Class A Subordinate Voting share.

Post-Consolidation Exercise Terms: 27 Warrants + CAD$68.85 (47.89 at balance sheet rate) = 1 New Class A Subordinate Voting share.

For presentation purposes, the Company divided the total outstanding warrants by 27 to reflect 1 warrant + CAD$68.85 (47.89 at balance sheet rate) = 1 New Class A Subordinate Voting share.

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)